S000042071 [Member] Expense Example - FlexShares STOXX Global Broad Infrastructure Index Fund - FlexShares STOXX Global Broad Infrastructure Index Fund	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	153
Expense Example, with Redemption, 5 Years	268
Expense Example, with Redemption, 10 Years	$ 603